Shareholder Report, Average Annual Return (Details)		12 Months Ended	60 Months Ended	120 Months Ended
		Jul. 31, 2026	Jul. 31, 2026	Jul. 31, 2026
C000009521 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Davis Research Fund (Class A) — With sales charge
Average Annual Return, Percent	[1]	19.47%	11.24%	13.75%
Without Sales Load [Member] | C000009521 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Davis Research Fund (Class A) — Without sales charge
Average Annual Return, Percent		25.43%	12.32%	14.30%
Standard & Poor's 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent		19.56%	12.85%	15.07%

[1]	Reflects 4.75% front-end sales charge.